Legal proceedings and contingent liabilities - Legal proceedings (Details) $ in Thousands	1 Months Ended
	Jul. 31, 2026 patent	May 31, 2026 USD ($)	Feb. 28, 2026 patent	Jun. 30, 2025 USD ($)	Jul. 31, 2024 item	May 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023	Apr. 30, 2022 USD ($)	Jun. 30, 2026 patent	Dec. 31, 2025 patent	Sep. 30, 2024 USD ($)	Jul. 31, 2020 USD ($)	Oct. 31, 2012 agreement
Forxiga patent proceedings, Australia
Disclosure of contingent liabilities [line items]
Number of patents claimed to be infringed | patent											1
Tagrisso Patent Proceedings, Russia | Russian Ministry of Health (MOH)
Disclosure of contingent liabilities [line items]
Number of appeals prior to dismissal | item					2
PARP Inhibitor Royalty Dispute
Disclosure of contingent liabilities [line items]
Number of royalty-bearing patent license agreements | agreement														2
Forxiga patent proceedings, Europe | FRANCE
Disclosure of contingent liabilities [line items]
Number of patents being challenged | patent										1
Forxiga patent proceedings, Europe | PORTUGAL
Disclosure of contingent liabilities [line items]
Number of patents being challenged | patent										1
Forxiga patent proceedings, Europe | PORTUGAL | Trial for forxiga patent proceedings
Disclosure of contingent liabilities [line items]
Number of patent trials concluded | patent	1
Forxiga patent proceedings, Europe | POLAND
Disclosure of contingent liabilities [line items]
Number of patents invalidated | patent			1
Tagrisso US patent proceedings
Disclosure of contingent liabilities [line items]
Damages awarded, Value						$ 107,500
Definiens commercial litigation
Disclosure of contingent liabilities [line items]
Damages awarded, Value							$ 46,000
Amount of claim													$ 140,000
Syntimmune Milestone Litigation, US
Disclosure of contingent liabilities [line items]
Damages awarded, Value				$ 181,000
Damages received from counterparty		$ 11,100
Court decision on amount of milestone that had been reached												$ 130,000
University of Sheffield Contract Dispute, UK
Disclosure of contingent liabilities [line items]
Litigation settlement amount		$ 220,000
Enhertu patent proceedings
Disclosure of contingent liabilities [line items]
Damages awarded, Value									$ 41,820
Percentage of royalties on sales to pay to counterparty								8.00%
Number of proceedings in which counterparty has disclaimed all patents | patent											1